STOCK-BASED COMPENSATION PLANS (Details) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) installment director $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reversal of stock based compensation expense | $	$ 0.3		$ 0.3
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $	$ 0.1	$ 0.2	$ 1.0	$ 0.7	$ 1.2	$ 2.6
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value | $ / shares					$ 2.07	$ 4.37
Restricted Stock | Service vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			21,500		757,123
Weighted average grant date fair value | $ / shares	$ 2.60		$ 2.60		$ 2.65	$ 6.89
Number of directors | director			5
Number of annual installments over which shares vest | installment			4
Vesting period			3 years		3 years
Restricted Stock | Performance Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			21,500		0	0
Weighted average grant date fair value | $ / shares	0.75		$ 0.75
Performance objectives period			2 years
Restricted Stock | Performance Vesting | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award payouts			50.00%
Restricted Stock | Performance Vesting | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award payouts			200.00%
Restricted Stock | 2015 Equity Incentive Plan | Service vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			358,613
Weighted average grant date fair value | $ / shares	$ 2.35		$ 2.35
Vesting period			3 years
Restricted Stock | 2015 Equity Incentive Plan | Performance Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of performance based restricted stock awards | $	$ 1.7		$ 1.7
Restricted Stock | Outside of 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					967,029	73,600
Restricted Stock | Outside of 2015 Plan | Service vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					488,521
Weighted average grant date fair value | $ / shares	$ 2.60		$ 2.60
Vesting period					3 years
Restricted Stock | Director | Service vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			149,639